Income Taxes - Summary of Tax Effects of Temporary Differences on Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Allowance for loan losses	$ 1,008	$ 848
Organizational and start-up costs	87	101
Stock-based compensation	18	18
Unrealized losses on securities available for sale	137	0
Other	16	9
Deferred tax assets	1,266	976
Deferred tax liabilities:
Accrual to cash conversion	(69)	(89)
Deferred loan costs	(392)	(293)
Premises and equipment	(272)	(192)
Unrealized gains on securities available for sale	0	(34)
Deferred tax liabilities	(733)	(608)
Net deferred tax asset	$ 533	$ 368